Summary of Principal Accounting Policies - Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 4,403,915		¥ 3,404,603	¥ 5,005,211	$ 638,508
Restricted cash	23,203		510	9,993	3,364
Short-term investments	315,979		92,803		45,813
Accounts receivable, net	498,106		808,029		72,219
Amounts due from related parties	443,424		451,389		64,290
Loan receivables, net	465,780		595,766		67,532
Other current assets	166,739		163,710		24,175
Long-term investments	774,095		668,572		112,232
Property and equipment, net	2,486,317		2,580,935		360,482
Operating lease right-of-use assets, net	168,192		223,652		24,386
Deferred tax assets	436,441		335,905		63,278
Other non-current assets	124,124		161,832		17,996
Total Assets	11,798,135		10,889,789		1,710,568
Accrued payroll and welfare expenses	668,953		946,547		96,989
Deferred revenue	67,967		63,631		9,854
Other current liabilities	473,175		649,255		68,604
Deferred tax liabilities	249,768		234,134		36,213
Other non-current liabilities	59,760		100,020		8,664
Operating lease liabilities, non-current	83,171		130,956		12,059
Total Liabilities	2,297,660		2,748,148		333,129
Revenues by timing of recognition
Total revenues	3,128,877	$ 453,644	4,326,600	3,324,712
Less: VAT related surcharges	(28,505)	(4,133)	(33,506)	(18,886)
Net revenues	3,100,372	449,511	4,293,094	3,305,826
Total other income (expense)	61,100	8,858	99,144	(1,843,795)
Net (loss) income	971,589	140,865	1,306,081	(743,522)
Net (loss) income	976,571	141,587	1,314,131	(745,225)
Cash flows (used in) provided by operating activities	632,901	91,764	1,521,838	796,353
Cash flows provided by (used in) investing activities	74,289	10,773	(2,572,094)	352,584
Cash flows used in financing activities	233,761	33,892	(513,121)	(371,422)
One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	681,445		1,271,416	808,837
Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	1,914,415		2,109,009	1,930,199
Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	309,576		784,193	389,525
Other Services [Member]
Revenues by timing of recognition
Total revenues	223,441		161,982	196,151
Other
Revenues by timing of recognition
Total revenues	1,794,105	260,121	2,598,479	1,755,851
Other | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	617,636	89,549	1,130,894	679,014
Other | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	768,980	111,492	913,700	700,157
Other | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	184,048	26,684	391,903	180,529
Other | Other Services [Member]
Revenues by timing of recognition
Total revenues	223,441	32,396	161,982	196,151
Funds Gopher manages
Revenues by timing of recognition
Total revenues	1,334,772	193,523	1,728,121	1,568,861
Funds Gopher manages | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	63,809	9,251	140,522	129,823
Funds Gopher manages | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	1,145,435	166,072	1,195,309	1,230,042
Funds Gopher manages | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	125,528	18,200	392,290	208,996
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,566,729		1,181,479		227,154
Restricted cash	1,916		510		278
Short-term investments	82,594		9,662		11,975
Accounts receivable, net	161,957		475,652		23,482
Amounts due from related parties	287,577		276,744		41,694
Loan receivables, net	68,805		50,884		9,976
Other current assets	64,900		53,247		9,410
Long-term investments	348,992		300,720		50,599
Investment in affiliates	858,700		854,138		124,500
Property and equipment, net	35,694		43,971		5,175
Operating lease right-of-use assets, net	13,598		15,031		1,972
Deferred tax assets	92,105		63,312		13,354
Other non-current assets	3,753		7,620		544
Total Assets	3,587,320		3,332,970		520,113
Accrued payroll and welfare expenses	236,131		381,653		34,236
Income tax payable	123,099		149,226		17,848
Amounts due to the Group's subsidiaries*	55,762		179,325		8,085
Deferred revenue	8,616		6,721		1,249
Other current liabilities	178,652		238,738		25,902
Deferred tax liabilities	17,719		254		2,569
Other non-current liabilities	13,967		53,119		2,025
Operating lease liabilities, non-current	6,850		15,512		993
Total Liabilities	640,796		1,024,548		$ 92,907
Revenues by timing of recognition
Total revenues	1,289,672	186,984	1,514,458	984,744
Less: VAT related surcharges	(7,452)	(1,080)	(9,350)	(6,155)
Net revenues	1,282,220	185,904	1,505,108	978,589
Total operating cost and expenses	(586,993)	(85,106)	(867,215)	(524,913)
Cash flows provided by operating activities which includes amounts due to the Group's subsidiaries	55,762	8,085	179,325	143,454
Total other income (expense)	105,426	15,285	23,868	68,444
Net (loss) income	658,023	95,404	616,421	393,299
Net (loss) income	628,645	91,145	621,010	393,508
Cash flows (used in) provided by operating activities	661,944	95,973	562,400	(409,359)
Cash flows provided by (used in) investing activities	(275,289)	(39,913)	(207,114)	357,026
Cash flows used in financing activities			(16,416)
Variable Interest Entity, Primary Beneficiary [Member] | Other
Revenues by timing of recognition
Total revenues	522,033	75,687	673,529	246,024
Variable Interest Entity, Primary Beneficiary [Member] | Other | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	365,927	53,054	552,761	161,272
Variable Interest Entity, Primary Beneficiary [Member] | Other | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	50,494	7,321	50,817
Variable Interest Entity, Primary Beneficiary [Member] | Other | Other Services [Member]
Revenues by timing of recognition
Total revenues	105,612	15,312	69,951	84,752
Variable Interest Entity, Primary Beneficiary [Member] | Funds Gopher manages
Revenues by timing of recognition
Total revenues	767,639	111,297	840,929	738,720
Variable Interest Entity, Primary Beneficiary [Member] | Funds Gopher manages | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	50,227	7,282	86,801	36,290
Variable Interest Entity, Primary Beneficiary [Member] | Funds Gopher manages | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	665,724	96,521	588,337	569,154
Variable Interest Entity, Primary Beneficiary [Member] | Funds Gopher manages | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	¥ 51,688	$ 7,494	¥ 165,791	¥ 133,276